Bank acceptance notes payable (Details)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Aug. 15, 2017 USD ($)	Aug. 15, 2017 CNY (¥)
Bank acceptance notes payable		$ 2,121,377		$ 6,975,526
Letter of credit issued by Shanghai Pudong Development Bank Lishui Branch [Member]
Bank acceptance notes payable		0	[1]	3,074,000	[1]	$ 3,074,000	¥ 20,000,000
Bank acceptance notes payable issued by Bank of Zhang Jiagang Yule Branch [Member]
Bank acceptance notes payable	[2]	$ 2,121,377		$ 3,901,526

[1]	Letter of credit of $3,074,000 (RMB20,000,000) was issued on August 15, 2017 and due on August 14, 2018. The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of $4.5 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.
[2]	Bank acceptance notes payable of $2,121,377 (RMB14,021,000) issued by Bank of Zhang Jiagang Yule Branch with due dates from February 7, 2019 to June 28, 2019. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.